TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [line items]
Trade receivables	€ 465	€ 603
Not past due
Trade receivables [line items]
Trade receivables	453	596
1 – 30 days past due
Trade receivables [line items]
Trade receivables	10	6
31 – 60 days past due
Trade receivables [line items]
Trade receivables	€ 2	€ 1